Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2020	2,139	1,039	793	238	179	413	4,801
Exchange differences	(45)	(24)	(25)	(19)	(2)	(48)	(163)
Additions – internal development	—	80	—	—	—	—	80
Additions – purchased	—	1	—	—	—	—	1
Disposals and retirements	—	(6)	(17)	(21)	(80)	(16)	(140)
Transfers	—	14	—	—	—	—	14

At 31 December 2020	2,094	1,104	751	198	97	349	4,593
Exchange differences	8	5	4	(2)	—	(2)	13
Additions – internal development	—	110	—	—	—	—	110
Additions – purchased	—	2	—	—	—	—	2
Disposals and retirements	—	(135)	—	(25)	—	(43)	(203)
Acquisition of subsidiary	43	—	—	—	—	27	70
Disposal of subsidiary	—	—	(14)	(3)	—	(10)	(27)
Transfers	—	1	—	—	—	—	1

At 31 December 2021	2,145	1,087	741	168	97	321	4,559

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation and impairment
At 1 January 2020	—	(588)	(588)	(178)	(176)	(371)	(1,901)
Exchange differences	—	18	23	13	2	46	102
Charge for the year	—	(112)	(44)	(14)	(2)	(8)	(180)
Impairment charge	—	—	(2)	—	—	(10)	(12)
Disposals	—	6	17	21	81	15	140

At 31 December 2020	—	(676)	(594)	(158)	(95)	(328)	(1,851)
Exchange differences	—	(5)	(4)	1	(1)	4	(5)
Charge for the year	—	(113)	(34)	(8)	—	(8)	(163)
Impairment charge	—	(4)	—	—	—	—	(4)
Disposals and retirements	—	135	—	25	—	43	203
Disposal of subsidiary	—	—	12	2	—	10	24
Transfers	—	6	—	—	—	—	6

At 31 December 2021	—	(657)	(620)	(138)	(96)	(279)	(1,790)

Carrying amounts
At 1 January 2020	2,139	451	205	60	3	42	2,900
At 31 December 2020	2,094	428	157	40	2	21	2,742

At 31 December 2021	2,145	430	121	30	1	42	2,769

Summary of Useful Economic Life of Intangible Assets
The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2021
Useful economic life
Class of intangible asset
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets
The expected amortisation profile of acquired intangible assets i
s
 shown below:

	2021
All figures in £ millions	One to five years	Six to ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	92	29	121
Acquired trademarks and brands	24	6	30
Acquired publishing rights	1	—	1
Other intangibles acquired	27	15	42

Summary of Carrying Value of Goodwill
2021 CGUs

2021
All figures in £ millions	Goodwill
Assessment & Qualifications	1,198
Virtual Learning	395
English Language Learning	153
Workforce Skills	223
Higher Education	68
Strategic Review (includes the separate CGUs of China, India, South Africa, Canada and Other Strategic Review)	108

Total	2,145

2020 CGUs

2020
All figures in £ millions	Goodwill
North American Courseware	—
OPM	18
Virtual Schools	374
Assessments	1,002
International (includes the separate CGUs of Brazil, China, India and South Africa)	700

Total	2,094

Summary of Detailed Information About In Carrying Value Of Goodwill
The table below shows the key assumptions used by management in the value in use calculations.

	Discount rate	Perpetuity growth rate
Assessment & Qualifications	11.2%	2.0%
Virtual Learning	10.9%	2.0%
English Language Learning	9.1%	3.0%
Workforce Skills	8.9%	2.0%
Higher Education	11.1%	2.0%
Strategic Review	8.9 - 17.1%	2.0 - 5.0%